CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net loss	$ (2,366,784)	$ (1,632,915)	$ (3,450,865)	$ 931,059
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of stock for conversion of notes payable and accrued salaries			0	61,815
Realized gain on investment			0	(3,901,974)
Net gains and losses recognized on marketable security	0	213,664	942,982	1,040,727
Depreciation	8,069	305	5,509	0
Amortization of debt discount	136,164	5,038	2,466	0
Stock based compensation	1,182,019	0	275,878	0
Issuance of common stock for acquisition of intellectual property	13,250	0	0	10,077
Non-cash interest expense	429,470	0	79,084	0
Change in fair value of derivative liabilities	(121,389)	0	4,367	0
Impairment on investment			27,490	0
Provision for deferred income taxes			0	772,000
Changes in operating assets and liabilities:
Prepaid expenses	6,000	0	(9,000)	0
Other receivables	0	49,480	99,291	(99,291)
Security deposits			0	(2,121)
Accounts payable and accrued expenses	61,476	43,953	131,572	(29,342)
Payroll and related liabilities	61,418	3,470	(2,859)	6,143
Due to related party, net	14,555	13,878
NET CASH USED IN OPERATING ACTIVITIES	(575,752)	(1,303,127)	(1,894,085)	(1,210,907)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received upon acquisition			0	289,654
Proceeds from sale of marketable securities	0	1,560,476	1,636,658	537,966
Purchase of equipment			(41,950)	(3,074)
Purchase of investment			(27,490)	0
Purchase of other asset	0	(27,490)
NET CASH PROVIDED BY INVESTING ACTIVITIES	0	1,532,986	1,567,218	824,546
CASH FLOWS FROM FINANCING ACTIVITIES:
Due from related party, net			16,334	(16,334)
Due to related party, net			25,349	0
Principal payments toward capital lease obligations	(3,656)	0	(589)	352,500
Proceeds from loan payable	84,200	0
Proceeds from convertible notes payable, net of OID	372,150	0	100,000	0
Proceeds from convertible notes payable - related party	150,000	97	97	0
Proceeds from issuance of Series A Preferred stock			0	75,000
Proceeds from issuance of Series B Preferred stock			0	75,000
Proceeds from issuance of common stock			0	203,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	602,694	97	141,191	689,166
Net increase in cash	26,942	229,956	(185,676)	302,805
Cash and cash equivalents, beginning of period	121,455	307,131	307,131	4,326
Cash and cash equivalents, end of period	148,397	537,087	121,455	307,131
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0
Cash paid for taxes	0	0
NON-CASH ACTIVITIES:
Issuance of common stock for conversion of notes payable and accrued interest			150,000	236,104
Issuance of common stock for conversion of notes payable and accrued interest - related party			0	356,176
Issuance of common stock for remaining share of non-controlling interest			12,584	0
Issuance of common stock for conversion of accrued salaries			0	2,812,810
Debt discount upon the issuance of convertible note payable	372,150	0	100,000	0
Debt discount upon the issuance of convertible note payable - related party	$ 150,000	$ 0
Property and equipment financed through capital leases			35,886	0
Net liabilities assumed from reverse acquisition			$ 0	$ 130,345